FINANCIAL INSTRUMENTS - Fair value of financial instruments measured at fair value, for disclosure purposes only (Details) - Liability in respect of royalties to the IIA and other government institutions - USD ($)
$ in Thousands
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Liability in respect of royalties to the IIA and other government institutions	$ 1,271	$ 1,260
Fair value
Disclosure of detailed information about financial instruments [line items]
Liability in respect of royalties to the IIA and other government institutions	$ 607	$ 527